United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 05/31/2012

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount			Value
		U.S. Treasury – 10.8%
		U.S. Treasury Bonds – 4.9%
$4,000,000		3.750%, 8/15/2041	4,925,938
3,750,000		4.375%, 5/15/2040	5,105,859
6,250,000		6.000%, 2/15/2026	9,288,086
		TOTAL	19,319,883
		U.S. Treasury Notes – 5.9%
5,000,000		0.875%, 12/31/2016	5,060,146
4,000,000	[1]	2.250%, 5/31/2014	4,156,402
5,500,000		2.625%, 6/30/2014	5,768,754
3,000,000		2.750%, 2/15/2019	3,355,781
4,000,000	[2]	3.125%, 5/15/2021	4,584,844
		TOTAL	22,925,927
		TOTAL U.S. TREASURY (IDENTIFIED COST $36,918,984)	42,245,810
		GOVERNMENT AGENCIES – 6.1%
		Federal Home Loan Mortgage Corporation – 6.1%
7,000,000		2.375%, 1/13/2022	7,223,644
13,000,000		3.000%, 7/28/2014	13,745,225
2,500,000		5.625%, 11/23/2035	2,885,508
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,424,450)	23,854,377
		Mortgage-Backed Securities – 51.5%
		Federal Home Loan Mortgage Corporation – 26.0%
7,000,000	[3]	3.500%, 6/1/2042	7,336,391
18,486,800	[3]	4.000%, 2/1/2042 - 6/1/2042	19,648,768
26,950,150		4.500%, 4/1/2024 - 4/1/2041	28,767,210
20,865,057		5.000%, 7/1/2019 - 7/1/2040	22,496,449
14,647,034		5.500%, 4/1/2021 - 11/1/2037	16,013,764
1,212,539		6.000%, 4/1/2036	1,337,938
5,171,657		7.000%, 9/1/2030 - 4/1/2032	5,885,761
149,056		7.500%, 3/1/2014 - 12/1/2015	159,006
226,797		8.000%, 2/1/2031	266,259
		TOTAL	101,911,546
		Federal National Mortgage Association – 25.2%
18,421,618	[3]	3.500%, 1/1/2021 - 6/1/2042	19,470,706
16,130,307	[3]	4.000%, 8/1/2040 - 6/1/2042	17,259,735
26,247,553		4.500%, 12/1/2019 - 12/1/2041	28,165,691
4,553,654		5.000%, 12/1/2023 - 7/1/2034	4,935,294
13,548,340		5.500%, 9/1/2034 - 4/1/2036	14,832,737
11,480,328		6.000%, 5/1/2016 - 11/1/2037	12,674,792
407,026		7.000%, 1/1/2031 - 3/1/2032	462,894
855,923		7.500%, 7/1/2028 - 2/1/2030	1,000,374
149,719		8.000%, 2/1/2030 - 1/1/2031	176,730
		TOTAL	98,978,953
		Government National Mortgage Association – 0.3%
110,273		5.500%, 12/20/2014 - 5/20/2018	119,332
63,738		6.000%, 12/15/2013 - 5/15/2024	69,221

Principal Amount			Value
$22,210		6.500%, 9/15/2013 - 5/20/2016	23,256
141,406		7.000%, 4/20/2016 - 10/15/2028	161,958
130,957		7.500%, 7/15/2029 - 1/15/2031	151,982
22,007		8.000%, 6/15/2017	24,334
82,961		8.500%, 12/15/2029 - 2/15/2030	97,848
162,287		10.500%, 3/15/2016	176,044
100,398		11.000%, 7/15/2013 - 10/15/2019	110,804
158,201		12.000%, 12/15/2012 - 1/15/2016	167,599
52,798		12.500%, 10/15/2013 - 5/15/2015	56,115
7,657		13.000%, 11/15/2014	8,258
		TOTAL	1,166,751
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $189,057,616)	202,057,250
		Collateralized Mortgage Obligations – 23.7%
1,015,000		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	846,201
3,326,377	[4]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.569%, 5/15/2036	3,323,338
1,478,233	[4]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.549%, 6/15/2036	1,475,930
778,824	[4]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.639%, 8/15/2036	779,568
1,806,276		Federal Home Loan Mortgage Corp. REMIC 3331 FC, 0.669%, 6/15/2037	1,809,277
5,064,358		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	5,470,839
8,000,000		Federal Home Loan Mortgage Corp. REMIC K015 A2, 3.230%, 7/25/2021	8,587,206
8,000,000		Federal Home Loan Mortgage Corp. REMIC K016 A2, 2.968%, 10/25/2021	8,426,160
4,209,173		Federal Home Loan Mortgage Corp. REMIC K017 A1, 1.891%, 12/25/2020	4,290,863
5,500,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	5,799,444
4,140,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	4,299,204
542,679	[4]	Federal National Mortgage Association REMIC 2005-63 FC, 0.489%, 10/25/2031	539,932
1,964,567	[4]	Federal National Mortgage Association REMIC 2006-104 FY, 0.579%, 11/25/2036	1,962,736
1,303,755	[4]	Federal National Mortgage Association REMIC 2006-43 FL, 0.639%, 6/25/2036	1,305,050
2,535,096	[4]	Federal National Mortgage Association REMIC 2006-58 FP, 0.539%, 7/25/2036	2,531,563
2,103,420	[4]	Federal National Mortgage Association REMIC 2006-81 FB, 0.589%, 9/25/2036	2,103,700
932,830	[4]	Federal National Mortgage Association REMIC 2006-93 FM, 0.619%, 10/25/2036	932,187
4,921,355		Federal National Mortgage Association REMIC 2010-M6 A1, 2.210%, 9/25/2020	5,094,545
8,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,361,158
3,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	3,452,600
6,845,750		Federal National Mortgage Association REMIC 2012-M1 A1, 1.811%, 10/25/2021	6,946,135
1,645,415		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,549,026
2,324,157		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,092,629
530,960		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	529,773
1,740,512		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,754,803
3,103,694		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	3,169,315
3,023,538		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	3,033,796
2,971,324		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,586,724
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $91,369,828)	93,053,702
		Commercial Mortgage-Backed Securities – 10.4%
		Commercial Mortgage – 10.4%
3,802,661	[5,6]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,965,819
3,500,000	[5,6]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	3,709,702
3,377,835	[5,6]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,634,459
3,359,502	[5,6]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	3,555,350
3,131,192	[5,6]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,230,239

Principal Amount			Value
$3,000,000	[5,6]	JP Morgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	3,151,369
2,909,644		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	2,911,664
6,452,957		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	6,555,801
5,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	5,153,272
2,000,000	[5,6]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	2,096,998
2,556,526	[5,6]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	2,710,308
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $39,532,870)	40,674,981
		Repurchase Agreements – 6.0%
1,166,000		Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202 (purchased with proceeds from securities lending collateral).	1,166,000
4,558,000	[4]	Interest in $4,190,000,000 joint repurchase agreement 0.21%, dated 5/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,190,024,442 on 6/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,299,453,202.	4,558,000
9,000,000	[4,7]	Interest in $188,000,000 joint repurchase agreement 0.21%, dated 5/14/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $188,032,900 on 6/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2042 and the market value of those underlying securities was $193,361,754.	9,000,000
8,816,000	[4,7]	Interest in $187,463,000 joint repurchase agreement 0.18%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $187,491,119 on 6/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2042 and the market value of those underlying securities was $192,358,657.	8,816,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	23,540,000
		TOTAL INVESTMENTS — 108.5% (IDENTIFIED COST $402,843,748)[8]	425,426,120
		OTHER ASSETS AND LIABILITIES - NET — (8.5)%[9]	(33,365,023)
		TOTAL NET ASSETS — 100%	$392,061,097

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[10] U.S. Treasury Bond 30-Year Short Futures	50	$7,485,938	September 2012	$(102,768)
[10] U.S. Treasury Note 10-Year Short Futures	75	$10,045,313	September 2012	$(86,302)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(189,070)

The average notional value of short futures contracts held by the Fund throughout the period was $7,801,797. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
As of May 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$1,146,211	$1,166,000

4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $26,054,244, which represented 6.6% of total net assets.

6	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2012, these liquid restricted securities amounted to $26,054,244, which represented 6.6% of total net assets.
7	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
8	At May 31, 2012, the cost of investments for federal tax purposes was $402,937,727. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $22,488,393. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,233,934 and net unrealized depreciation from investments for those securities having an excess of cost over value of $745,541.
9	Assets, other than investments in securities, less liabilities.
10	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$42,245,810	$ —	$42,245,810
Government Agencies	—	23,854,377	—	23,854,377
Mortgage-Backed Securities	—	202,057,250	—	202,057,250
Collateralized Mortgage Obligations	—	93,053,702	—	93,053,702
Commercial Mortgaged-Backed Securities	—	40,674,981	—	40,674,981
Repurchase Agreements	—	23,540,000	—	23,540,000
TOTAL SECURITIES	$ —	$425,426,120	$ —	$425,426,120
OTHER FINANCIAL INSTRUMENTS*	$(189,070)	$ —	$ —	$(189,070)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date July 19, 2012